Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Salaries and Benefits (1)	$580,774	$575,255	$473,841
Consulting fees (2)	396,250	396,456	251,007
Non-cash Options Vested (3)	2,100,717	3,242,528	1,698,487
Accomodation and Rentals (4)	-	-	5,749
Total	$3,077,741	$4,214,239	$2,429,084